General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2024
General (Details) [Line Items]
Accumulated losses	$ (90,061)	$ (75,409)
Generated losses	(14,652)	(16,978)	$ (9,895)
Operating activities	$ (12,521)	$ (14,292)	$ (12,605)
Forecast [Member]
General (Details) [Line Items]
Cash, cash equivalents and short-term deposits				$ 11,000